Share-based compensation - Reconciliation of RSU and DSU Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	10,322,548	11,083,212
Granted (in shares)	3,453,170	2,637,460
Forfeited (in shares)	(3,409,694)	(3,086,817)
Outstanding - End of fiscal year (in shares)	10,204,326	10,322,548
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 22.12	$ 24.73
Weighted average exercise price, options granted (in USD per share) | $ / shares	10.70	14.03
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	28.62	25.78
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 16.85	$ 22.12
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	6,760,182	6,200,768
Granted (in shares)	5,304,962	4,124,890
Settled (in shares)	(2,742,874)	(2,318,732)
Forfeited (in shares)	(1,170,705)	(1,246,744)
Outstanding - End of fiscal year (in shares)	8,151,565	6,760,182
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 15.56	$ 22.02
Weighted average exercise price, options granted (in USD per share) | $ / shares	10.91	13.85
Weighted average exercise price, options released (in USD per share) | $ / shares	17.32	29.20
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	13.08	16.67
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 12.30	$ 15.56
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	160,824	119,541
Granted (in shares)	146,660	41,283
Settled (in shares)	(79,718)	0
Forfeited (in shares)	0	0
Outstanding - End of fiscal year (in shares)	227,766	160,824
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 18.68	$ 19.99
Weighted average exercise price, options granted (in USD per share) | $ / shares	11.08	14.90
Weighted average exercise price, options released (in USD per share) | $ / shares	18.51	0
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	0	0
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 13.84	$ 18.68
Non-treasury RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - End of fiscal year (in shares)	2,023,195